Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - shares	3 Months Ended	7 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Sale of private units	230,000	230,000